RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 88	$ 762	$ 22
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	93	786	909
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	0	749	555
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	77	29	354
Hollycon [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 16	$ 8	$ 0